Related Party Transactions - Dolan Falconer (Details) - USD ($)	Dec. 31, 2024	Sep. 26, 2024	Dec. 31, 2023
Related party | Dolan Falconer
Related Party Transactions
Total deferred compensation	$ 1,189,716	$ 1,189,716	$ 697,422
Number of shares converted		275,751
Deferred compensation current	726,318
Deferred compensation and late fees	247,321
Deferred compensation incentive	41,651
Deferred compensation unpaid hardship	16,899
Deferred compensation payable	208,727
Employee advances	51,200
Related party | Dolan Falconer | Accrued compensation
Related Party Transactions
Total deferred compensation	1,032,189
Related party | Dolan Falconer | Related parties payables
Related Party Transactions
Total deferred compensation	208,727
Related party | Dolan Falconer | Other current assets
Related Party Transactions
Total deferred compensation	51,200
Dolan Falconer
Related Party Transactions
Deferred compensation and late fees	$ 299,228		$ 214,712